Property and Equipment - Sensitivity Impacts on Impairment Tests Completed (Details) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss	$ 40,036
1% increase in discount rate	7,161
5% decrease in pricing	16,123
West Gharib [member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss	24,769
1% increase in discount rate	917
5% decrease in pricing	5,536
West Bakr [member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss	6,610
1% increase in discount rate	1,400
5% decrease in pricing	5,171
North West Gharib [member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss	4,596
Canada [member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss	4,061
1% increase in discount rate	4,844
5% decrease in pricing	$ 5,416